Accrued and Other Expenses (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Payables and Accruals [Abstract]
Schedule of Accrued and Other Expenses

Accrued and other expenses were comprised of the following:

	September 30, 2016	December 31, 2015
Employee related expenses	$228	$216
Accrued construction	242	917
Accrued real estate taxes	516	—
Accrued legal expenses	641	99
Accrued professional fees	587	139
Accrued freight and delivery charges	200	162
Accrued revolving credit facility interest	225	701
Derivative liability	—	455
Other accrued liabilities	829	1,089

Total accrued and other expenses	$3,468	$3,778

As of December 31, 2015 and 2014, accrued and other expenses were comprised of the following:

	2015	2014
Employee related expenses	$216	$473
Accrued construction	917	3,440
Accrued real estate taxes	—	200
Accrued legal fees	99	73
Accrued consulting expense	139	400
Accrued freight charges	162	247
Accrued site work	—	27
Accrued interest revolving credit facility	701	699
Derivative liability	455	—
Other accrued liabilities	1,089	791

Accrued and other expenses	$3,778	$6,350